American Century Quantitative Equity Funds, Inc.

PROSPECTUS SUPPLEMENT

SMALL COMPANY FUND * EQUITY GROWTH FUND * INCOME & GROWTH FUND

Supplement dated June 1, 2004 * Prospectus dated May 1, 2004
                   (Investor Class, Advisor Class, Institutional Class, R Class)

The following information should be added to the prospectus cover page:

  Small Company Fund is closed to new investors. Shareholders who have open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

SH-SPL-38550   0406